Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
Earnings per share

Note 20—Earnings per share

        Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options and outstanding options and shares granted subject to certain conditions under the Company's share-based payment arrangements. In 2011, 2010 and 2009, outstanding securities representing a maximum of 39 million, 26 million and 41 million shares, respectively, were excluded from the calculation of diluted earnings per share as their inclusion would have been anti-dilutive.

Basic earnings per share:

($ in millions, except per share data in $)	2011	2010	2009
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17

Net income	3,168	2,561	2,901

Weighted-average number of shares outstanding (in millions)	2,288	2,287	2,284
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.38	1.12	1.26
Income from discontinued operations, net of tax	—	—	0.01

Net income	1.38	1.12	1.27

Diluted earnings per share:

($ in millions, except per share data in $)	2011	2010	2009
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Income from discontinued operations, net of tax	9	10	17

Net income	3,168	2,561	2,901

Weighted-average number of shares outstanding (in millions)	2,288	2,287	2,284
Effect of dilutive securities:
Call options and shares	3	4	4

Dilutive weighted-average number of shares outstanding	2,291	2,291	2,288

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	1.38	1.11	1.26
Income from discontinued operations, net of tax	—	0.01	0.01

Net income	1.38	1.12	1.27